Schedule of Investments (unaudited)	iShares® Frontier and Select EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 0.9%
Aluminium Bahrain BSC	1,857,144	$5,320,200

Bangladesh — 3.7%
Bangladesh Export Import Co. Ltd.	2,820,442	2,957,307
Beacon Pharmaceuticals Ltd./Bangladesh	686,541	1,525,647
Beximco Pharmaceuticals Ltd.	1,561,396	2,070,531
Blue Owl Technology Finance Corp.	2,870,284	5,463,432
BRAC Bank Ltd.	2,581,004	838,095
British American Tobacco Bangladesh Co. Ltd.	314,507	1,479,680
City Bank Ltd. (The)	3,231,479	627,244
GrameenPhone Ltd.	321,524	835,817
International Finance Investment & Commerce Bank Ltd.	6,894,741	700,418
LafargeHolcim Bangladesh Ltd.	2,655,963	1,650,190
National Bank Ltd.(a)	6,888,003	518,553
Olympic Industries Ltd.	600,255	779,651
Renata Ltd.	85,181	940,970
Robi Axiata Ltd., NVS	5,148,805	1,401,035
Summit Power Ltd.	1,314,517	405,384
		22,193,954
Colombia — 2.0%
Bancolombia SA	734,492	5,801,533
Interconexion Electrica SA ESP	1,680,870	6,345,354
		12,146,887
Egypt — 4.8%
Abou Kir Fertilizers & Chemical Industries	2,419,215	3,855,854
Commercial International Bank Egypt SAE	12,255,325	18,998,537
Eastern Co. SAE	7,548,289	3,925,677
Egyptian Financial Group-Hermes Holding Co.(a)	6,937,716	2,571,665
		29,351,733
Estonia — 1.2%
Enefit Green AS, NVS	685,489	2,596,620
LHV Group AS, NVS	571,532	2,149,400
Tallink Grupp AS(a)	2,236,888	1,655,192
Tallinna Kaubamaja Grupp AS	62,722	675,902
		7,077,114
Jordan — 2.2%
Arab Bank PLC	485,856	3,040,238
Capital Bank of Jordan	148,161	415,532
Jordan Ahli Bank, NVS	167,820	255,437
Jordan Islamic Bank	124,719	729,454
Jordan Petroleum Refinery Co.	725,578	4,804,803
Jordan Phosphate Mines Co.	210,988	3,211,430
Jordanian Electric Power Co.	375,638	1,027,042
		13,483,936
Kazakhstan — 10.8%
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	445,539	6,460,316
Kaspi.KZ JSC(b)	392,621	40,047,342
NAC Kazatomprom JSC, GDR(b)	493,610	19,028,665
		65,536,323
Kenya — 1.0%
Equity Group Holdings PLC/Kenya	8,677,066	1,933,770
KCB Group PLC	7,276,516	837,479
Safaricom PLC	36,957,905	3,170,464
		5,941,713
Lithuania — 0.8%
AB Ignitis Grupe	172,215	3,602,907
Siauliu Bankas AB	1,210,577	938,199
		4,541,106
Security	Shares	Value

Malta — 0.6%
MAS P.L.C.	4,292,717	$3,871,985

Morocco — 5.9%
Akdital Holding, NVS	35,073	1,711,573
Attijariwafa Bank	232,890	10,568,969
Banque Centrale Populaire	88,463	2,331,630
Douja Promotion Groupe Addoha SA	953,180	1,558,386
Hightech Payment Systems SA, NVS	20,000	1,222,733
Itissalat Al-Maghrib	1,429,651	13,160,187
Societe d’Exploitation des Ports	204,331	5,515,154
		36,068,632
Nigeria — 2.5%
Access Bank PLC	87,072,126	1,322,983
Afriland Properties PLC(a)	8,020	13
Dangote Cement PLC	11,938,113	3,224,692
FBN Holdings PLC	84,216,832	1,567,509
Guaranty Trust Holding Co. PLC	63,861,123	2,102,344
MTN Nigeria Communications PLC	11,008,838	2,211,674
Nestle Nigeria PLC	1,310,924	1,272,559
United Bank for Africa PLC	79,997,106	1,441,700
Zenith Bank PLC	69,373,073	1,990,281
		15,133,755
Oman — 3.5%
Abraj Energy Services SAOG, NVS	1,497,094	1,185,856
Bank Muscat SAOG	7,780,453	5,497,722
Bank Nizwa SAOG	2,108,869	547,687
National Bank of Oman SAOG	1,066,114	789,099
Oman Telecommunications Co. SAOG	3,793,160	10,624,650
Omani Qatari Telecommunications Co. SAOG	2,232,774	1,971,544
Renaissance Services SAOG	819,778	851,607
		21,468,165
Pakistan — 3.9%
Engro Corp. Ltd./Pakistan	1,582,155	1,616,760
Engro Fertilizers Ltd.	3,337,479	1,178,717
Fauji Fertilizer Co. Ltd.	2,558,395	1,006,139
Habib Bank Ltd.	1,249,574	488,329
Hub Power Co. Ltd. (The)	8,645,636	3,699,697
Lucky Cement Ltd.	2,183,177	6,012,657
Mari Petroleum Co. Ltd.	166,931	997,631
MCB Bank Ltd.	1,082,771	635,642
Millat Tractors Ltd.	974,328	1,998,099
Oil & Gas Development Co. Ltd.	4,358,738	1,659,600
Pakistan Oilfields Ltd.	888,224	1,351,717
Pakistan Petroleum Ltd.	3,453,223	1,109,019
Systems Ltd.	1,023,427	1,650,090
United Bank Ltd./Pakistan	303,936	193,083
		23,597,180
Peru — 4.6%
Cia. de Minas Buenaventura SAA, ADR	437,920	4,177,757
Credicorp Ltd.	91,046	11,429,004
Southern Copper Corp.	168,994	12,155,739
		27,762,500
Philippines — 5.5%
Aboitiz Equity Ventures Inc.	1,991,940	1,684,488
Alliance Global Group Inc.	3,655,400	645,574
AREIT Inc.	1,648,200	886,624
Ayala Corp.	209,950	2,512,807
Ayala Land Inc.	4,580,700	2,576,766
Bank of the Philippine Islands	529,508	986,417
BDO Unibank Inc.	769,728	1,853,066
Bloomberry Resorts Corp.(a)	4,502,000	782,921

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Century Pacific Food Inc.	2,389,400	$1,309,024
Converge Information and Communications Technology Solutions Inc.(a)	3,266,200	483,631
GT Capital Holdings Inc.	150,060	1,467,158
International Container Terminal Services Inc.	608,180	2,366,953
JG Summit Holdings Inc.	966,810	670,791
Jollibee Foods Corp.	277,300	1,132,553
LT Group Inc.	1,432,700	228,468
Manila Electric Co.	229,290	1,486,192
Megaworld Corp.	29,543,000	1,096,513
Metropolitan Bank & Trust Co.	144,440	130,020
PLDT Inc.	145,160	3,353,758
Puregold Price Club Inc.	1,308,200	641,251
Robinsons Land Corp.	622,800	162,952
Security Bank Corp.	59,720	75,874
SM Prime Holdings Inc.	7,816,900	4,550,115
Universal Robina Corp.	703,040	1,426,898
Wilcon Depot Inc.	2,965,600	1,130,338
		33,641,152
Romania — 10.8%
Banca Transilvania SA	3,095,529	15,581,385
BRD-Groupe Societe Generale SA(a)	838,133	3,039,880
MED Life SA(a)	1,764,565	1,580,819
OMV Petrom SA	116,198,008	13,745,236
One United Properties SA	3,991,636	821,864
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA(a)	561,750	15,835,902
Societatea Energetica Electrica SA	1,014,819	2,173,945
Societatea Nationala de Gaze Naturale ROMGAZ SA	715,149	7,513,070
Societatea Nationala Nuclearelectrica SA	342,643	3,568,729
Teraplast SA(a)	3,432,630	352,255
TTS Transport Trade Services SA, NVS	262,280	1,430,493
		65,643,578
Sri Lanka — 0.8%
Commercial Bank of Ceylon PLC(a)	1,321,376	350,356
John Keells Holdings PLC	6,874,288	4,012,617
Sampath Bank PLC	2,492,590	515,970
		4,878,943
Vietnam — 31.2%
Bank for Foreign Trade of Vietnam JSC(a)	2,450,210	8,555,475
Bank for Investment and Development of Vietnam JSC(a)	1,379,803	2,210,204
Binh Dinh Pharmaceutical & Medical Equipment JSC, NVS	340,500	826,688
CEO Group JSC	1,731,100	1,540,294
DABACO Vietnam Group JSC, NVS	1,045,300	1,064,258
Dat Xanh Group JSC(a)	1,840,680	1,522,074
Development Investment Construction(a)	2,110,354	2,155,073
Digiworld Corp., NVS	541,400	1,128,633
Duc Giang Chemicals JSC	1,188,394	4,631,397
EVN Finance JSC, NVS	2,198,400	1,540,511
FPT Digital Retail JSC	519,645	2,194,046
Gelex Group JSC(a)	3,853,984	3,415,410
Ha Do Group JSC(a)	944,085	1,075,687
HAGL JSC(a)	2,802,300	1,287,949
Hoa Phat Group JSC(a)	18,065,103	19,785,347
Hoa Sen Group(a)	2,356,740	2,087,028
Hoang Huy Investment Financial Services JSC	1,704,900	874,938
IDICO Corp. JSC	1,000,650	2,021,099
Khang Dien House Trading and Investment JSC(a)	2,398,396	3,087,535
Security	Shares	Value

Vietnam (continued)
KIDO Group Corp.(a)	1,165,772	$2,878,390
Kinh Bac City Development Share Holding Corp.(a)	2,477,360	3,177,953
Kosy JSC, NVS	790,600	1,261,180
Masan Group Corp.(a)	3,878,356	9,678,400
Nam Kim Steel JSC(a)	1,490,900	1,413,467
Novaland Investment Group Corp.(a)	5,956,533	4,365,658
PC1 Group JSC, NVS(a)	1,686,015	1,858,432
PetroVietNam Ca Mau Fertilizer JSC	821,200	1,083,199
PetroVietnam Drilling & Well Services JSC(a)	1,690,034	1,948,381
PetroVietnam Fertilizer & Chemicals JSC	971,400	1,319,486
PetroVietnam Gas JSC	331,640	1,045,995
PetroVietnam Power Corp.(a)	5,394,540	2,501,878
PetroVietnam Technical Services Corp.	1,453,098	2,312,019
Petrovietnam Transportation Corp.	981,800	1,060,312
Phat Dat Real Estate Development Corp.(a)	2,028,336	2,280,548
Saigon - Hanoi Commercial Joint Stock Bank(a)	5,741,303	2,557,188
Saigon Beer Alcohol Beverage Corp.	1,058,960	2,832,609
Saigon-Hanoi Securities(a)	2,466,350	1,844,011
Song da Urban & Industrial Zone Investment & Development JSC, NVS	331,700	988,537
SSI Securities Corp.	6,271,441	8,091,316
Tasco JSC(a)	1,184,600	971,704
Thaiholdings JSC(a)	96,740	138,770
Thanh Thanh Cong - Bien Hoa JSC(a)	2,652,397	1,441,891
Van Phu - Invest Investment JSC	747,080	1,696,789
Viet Capital Securities JSC	1,834,970	3,139,798
Vietjet Aviation JSC(a)	1,023,390	4,302,527
Vietnam Construction and Import-Export JSC(a)	2,473,388	2,317,752
Vietnam Dairy Products JSC	4,906,974	13,618,689
Vietnam Export Import Commercial JSB, NVS	3,252,434	2,440,035
Viettel Construction Joint Stock Corp., NVS	250,700	950,717
Vincom Retail JSC(a)	5,635,080	5,134,169
Vingroup JSC(a)	7,395,834	12,727,785
Vinh Hoan Corp.	529,800	1,442,699
Vinhomes JSC(a)(c)	9,397,388	15,999,354
VIX Securities JSC(a)	4,864,700	3,287,234
Vndirect Securities Corp.(a)	5,357,240	4,627,527
		189,740,045

Total Common Stocks — 96.7%
(Cost: $554,803,030)		587,398,901

Preferred Stocks

Colombia — 1.4%
Bancolombia SA, Preference Shares, NVS	1,224,762	8,478,500

Total Preferred Stocks — 1.4%
(Cost: $7,972,164)		8,478,500

Total Investments — 98.1%
(Cost: $562,775,194)		595,877,401

Other Assets Less Liabilities — 1.9%		11,517,399

Net Assets — 100.0%		$607,394,800

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$49,551	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	304	12/15/23	$15,004	$360,461

Forward Foreign Currency Exchange Contracts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$299,352,940	$288,045,961	$—	$587,398,901
Preferred Stocks	8,478,500	—	—	8,478,500
	$307,831,440	$288,045,961	$—	$595,877,401
Derivative Financial Instruments(a)
Assets
Equity Contracts	$360,461	$—	$—	$360,461

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
November 30, 2023

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

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